Note Loans (Carrying amount of Westernbank loans accounted for pursuant to ASC310-30) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 1,738,329	[1],[2]	$ 1,974,501	[2]	$ 2,444,172
Less: Allowance for loan losses	(68,877)		(63,563)
Carrying amount, net of allowance	1,669,452		1,910,938
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	999,621		1,149,761
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	103,476		85,284
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	1,668		14,970
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	613,730		700,113
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	19,834		24,373
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	1,695,381	[1],[2]	1,898,146	[2]	2,272,142
Less: Allowance for loan losses	(61,855)		(59,753)
Carrying amount, net of allowance	1,633,526		1,838,393
Non-credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	985,181		1,114,368
Non-credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	103,476		84,765
Non-credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	0		8,943
Non-credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	587,949		667,023
Non-credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	18,775		23,047
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	42,948	[1],[2]	76,355	[2]	$ 172,030
Less: Allowance for loan losses	(7,022)		(3,810)
Carrying amount, net of allowance	35,926		72,545
Credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	14,440		35,393
Credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	0		519
Credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	1,668		6,027
Credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	25,781		33,090
Credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 1,059		$ 1,326

[1]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 (December 31, 2015- $636 million).

[2]
The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $563 million as of December 31, 2016 and $636 million as of December 31, 2015.